Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) year member	Dec. 31, 2019 CHF (SFr) member	Dec. 31, 2018 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 32	SFr 33	SFr 26
Additions	5	13	8
Reductions	(24)	(14)	(1)
Balance at end of period	SFr 13	SFr 32	33
Loans to members of the Executive Board, number of members | member	4	5
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 6
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	9	SFr 10	11
Additions	0	3	0
Reductions	0	(4)	(1)
Balance at end of period	SFr 9	SFr 9	10
Loans to members of the Board of Directors, number of members | member	3	4
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 299	SFr 253	173
Net borrowings/(repayments)	115	46	80
Balance at end of period	414	299	253
Bank
Activity in loans to related parties
Balance at beginning of period	7,258
Balance at end of period	8,444	7,258
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	32	33	26
Additions	5	13	8
Reductions	(24)	(14)	(1)
Balance at end of period	SFr 13	SFr 32	33
Loans to members of the Executive Board, number of members | member	4	5
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 9	SFr 10	11
Additions	0	3	0
Reductions	0	(4)	(1)
Balance at end of period	SFr 9	SFr 9	SFr 10
Loans to members of the Board of Directors, number of members | member	3	4